Segment information - Non current assets (Details) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021
Geographical areas
Non-current Assets	€ 1,042,206	€ 848,069
United States
Geographical areas
Non-current Assets	231,439	209,508
United Kingdom
Geographical areas
Non-current Assets	211,115	196,543
Italy
Geographical areas
Non-current Assets	227,113	188,858
France
Geographical areas
Non-current Assets	205,749	129,178
Germany
Geographical areas
Non-current Assets	160,970	105,283
Switzerland
Geographical areas
Non-current Assets		14,089
Austria
Geographical areas
Non-current Assets	3,914	2,697
Canada
Geographical areas
Non-current Assets	€ 1,906	€ 1,913